Stock-Based Compensation and Benefit Plans - Stock Option Activity and Associate Stock Purchase Plan (Details) - USD ($)		3 Months Ended		6 Months Ended				12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Beginning Balance				2,704,587		827,543		827,543		614,042
Number of Options, Granted		93,000	110,000	558,000		110,000		2,004,420		330,470
Number of Options, Exercised										(30,000)
Number of Options, Forfeited or Expired								(127,376)		(86,969)
Number of Options, Ending Balance								2,704,587		827,543
Number of Options, Exercisable								1,665,809
Weighted Avg-Exercise Price, Beginning Balance				$ 2.01	[1]	$ 3.49	[1]	$ 3.49	[1]	$ 6.00
Weighted Avg-Exercise Price, Granted								1.50	[1]	4.13
Weighted Avg-Exercise Price, Exercised										0.80
Weighted Avg-Exercise Price, Forfeited or Expired								3.69		4.55
Weighted Avg-Exercise Price, Ending Balance	[1]							2.01		$ 3.49
Weighted Avg-Exercise Price, Exercisable	[1]							$ 2.33
Weighted Remaining Contractual Life, Balance								4 years 18 days		2 years 9 months 22 days
Weighted Remaining Contractual Life, Exercisable, Balance								3 years 6 months 18 days
Intrinsic Value, Balance								$ 61,875		$ 423,000
Intrinsic Value, Exercisable, Balance								$ 61,875

[1]	Reflects the February 2014 and December 2014 exercise price adjustment